Guarantees and Commitments (Schedule of Lease Commitments) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Guarantees [Abstract]
Operating Leases, Future Minimum Payments Due, Next Twelve Months	$ 39
Operating Leases, Future Minimum Payments, Due in Two Years	34
Operating Leases, Future Minimum Payments, Due in Three Years	18
Operating Leases, Future Minimum Payments, Due in Four Years	5
Operating Leases, Future Minimum Payments, Due in Five Years	0
Operating Leases, Future Minimum Payments, Due Thereafter	0
Operating Leases, Future Minimum Payments Due	96
Operating Leases, Rent Expense	$ 47	$ 63	$ 79